Earnings per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Summary of Earnings Per Share

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In $ millions)	Six Months Ended June 30,
	2018	2017
Net loss	(477)	(78)
Less: Allocation to participating securities	—	—

Net loss available to shareholders	(477)	(78)

Effect of dilution	—	—

Diluted net loss available to shareholders	(477)	(78)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In millions)	Six Months Ended June 30,
	2018	2017
Basic earnings per share:
Weighted average number of common shares outstanding	504	504
Diluted earnings per share:
Weighted average number of common shares outstanding	504	504
Effect of dilutive share options (1)	—	—
Effect of dilutive convertible bonds	—	—

Weighted average number of common shares outstanding adjusted for the effects of dilution	504	504

Basic (loss)/income per share (US dollar)	(0.95)	(0.16)

Diluted (loss)/income per share (US dollar)	(0.95)	(0.16)

(1)	Certain stock options have been excluded from the calculation of diluted EPS because their exercise price exceeded our average share price during the calculation period.